UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-21674

        Nuveen Equity Premium Opportunity Fund
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            12/31

Date of reporting period:          03/31/05

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Equity Premium Opportunity Fund (JSN)
March 31, 2005

Shares	Description(1)	Value

	COMMON STOCKS - 95.8%
	Consumer Discretionary - 10.7%
44,900	Abercrombie & Fitch Co., Class A	$ 2,570,076
104,750	Amazon.com, Inc. #	3,589,783
74,900	American Eagle Outfitters, Inc.	2,213,295
29,750	Autoliv Inc.	1,417,588
59,800	Best Buy Co., Inc.	3,229,798
35,200	Carnival Corporation	1,823,712
55,150	Catalina Marketing Corporation	1,428,385
65,400	Chico's FAS, Inc. #	1,848,204
82,900	Claire's Stores, Inc.	1,910,016
142,350	Comcast Corporation, Class A #	4,808,583
483,850	Delphi Corporation	2,167,648
151,500	The Walt Disney Company	4,352,595
49,100	R.R. Donnelley & Sons Company	1,552,542
92,700	Foot Locker, Inc.	2,716,110
98,650	The Gap, Inc.	2,154,516
215,100	General Motors Corporation	6,321,789
27,800	Grupo Televisa S.A., Sponsored ADR	1,634,640
72,250	GTECH Holdings Corporation	1,700,043
198,000	The Home Depot, Inc.	7,571,520
161,300	IAC/InterActiveCorp #	3,592,151
27,900	Lennar Corporation, Class A	1,581,372
152,450	Limited Brands, Inc.	3,704,535
53,150	Lowe's Companies, Inc.	3,034,334
116,800	Mattel Inc.	2,493,680
106,750	May Department Stores Company	3,951,885
151,400	Maytag Corporation	2,115,058
207,300	McDonald's Corporation	6,455,322
62,600	Michaels Stores, Inc.	2,272,380
184,850	Newell Rubbermaid Inc.	4,055,609
117,450	News Corporation Inc., Class A	1,987,254
46,500	Nordstrom, Inc.	2,575,170
28,100	Omnicom Group Inc.	2,487,412
179,500	Pier 1 Imports, Inc.	3,272,285
234,500	Regal Entertainment Group, Class A	4,931,535
9,977	Sears Holding Corporation #	1,328,701
146,200	Servicemaster	1,973,700
485,850	Sirius Satellite Radio Inc. #	2,730,477
41,500	Target Corporation	2,075,830
323,900	Time Warner Inc. #	5,684,445
28,400	Travelzoo Inc. #	1,412,048
81,750	Unitrin, Inc.	3,711,450
84,300	Viacom Inc., Class B	2,936,169
38,500	Whirlpool Corporation	2,607,605
67,350	XM Satellite Radio Holdings Inc., Class A #	2,121,525

	Consumer Staples - 7.4%
179,200	Albertson's, Inc.	3,700,480
260,400	Altria Group, Inc.	17,027,556
62,600	Avon Products, Inc.	2,688,044
176,150	The Coca-Cola Company	7,340,171
67,900	Colgate-Palmolive Company	3,542,343
102,200	ConAgra Foods, Inc.	2,761,444
85,000	The Gillette Company	4,290,800
62,500	Estee Lauder Companies, Class A	2,811,250
96,950	Loews Corp - Carolina Group	3,209,045
83,200	PepsiCo, Inc.	4,412,096
228,000	The Procter & Gamble Company	12,084,000
22,700	Reynolds American Inc.	1,829,393
256,100	Sara Lee Corporation	5,675,176
27,200	UST Inc.	1,406,240
305,100	Wal-Mart Stores, Inc.	15,288,561
60,000	Walgreen Co.	2,665,200

	Energy - 6.2%
178,650	ChevronTexaco Corporation	10,417,082
17,800	ConocoPhillips	1,919,552
36,300	Diamond Offshore Drilling, Inc.	1,811,370
52,150	ENSCO International Incorporated	1,963,969
28,300	Equitable Resources Inc.	1,625,552
518,050	Exxon Mobil Corporation	30,875,780
65,250	Halliburton Company	2,822,063
60,500	Kerr-McGee Corporation	4,738,965
76,950	Patterson-UTI Energy, Inc.	1,925,289
114,300	Royal Dutch Petroleum Company plc, Sponsored ADR	6,862,572
28,300	Schlumberger Limited	1,994,584
96,300	Tidewater Inc.	3,742,218
37,900	Total SA, Sponsored ADR	4,443,017

	Financials - 14.6%
56,200	A.G. Edwards, Inc.	2,517,760
33,400	The Allstate Corporation	1,805,604
155,350	American Financial Realty Trust	2,272,771
71,200	American Home Mortgage Investment Corp. #	2,039,168
165,100	American International Group, Inc.	9,148,191
418,900	Bank of America Corporation	18,473,490
16,300	The Chicago Merchantile Exchange	3,162,689
559,400	Citigroup Inc.	25,139,436
119,000	Commerce Bancorp, Inc.	3,863,930
277,600	Crescent Real Estate Equities Company	4,535,984
71,300	Eaton Vance Corporation	1,671,272
94,350	Fidelity National Financial, Inc.	3,107,889
101,900	First Industrial Realty Trust, Inc.	3,854,877
118,050	Arthur J. Gallagher & Co	3,399,840
22,300	The Goldman Sachs Group, Inc.	2,452,777
301,550	HRPT Properties Trust	3,591,461
92,100	HSBC Holdings plc, Sponsored ADR	7,312,740
19,900	The Hartford Financial Services Group, Inc.	1,364,344
86,200	Hospitality Properties Trust	3,480,756
127,650	ING Groep NV, Sponsored ADR	3,858,860
408,650	JPMorgan Chase & Co	14,139,290
34,700	Legg Mason, Inc.	2,711,458
152,000	Lloyds TSB Group plc, Sponsored ADR	5,513,040
61,200	MBNA Corporation	1,502,460
121,300	Marsh & McLennan Companies, Inc.	3,689,946
35,150	Mercury General Corporation	1,942,389
34,200	Merrill Lynch and Company Inc.	1,935,720
98,250	Morgan Stanley	5,624,813
261,200	New York Community Bancorp, Inc.	4,743,392
65,400	North Fork Bancorporation, Inc.	1,814,196
93,700	Reckson Associates Realty Corporation	2,876,590
156,050	The Charles Schwab Corporation	1,640,086
283,700	U.S. Bancorp	8,176,234
135,250	Wachovia Corporation	6,885,578
129,900	Waddell & Reed Financial, Inc., Class A	2,564,226
108,950	Wells Fargo & Company	6,515,210

	Healthcare - 10.9%
166,900	Abbott Laboratories	7,780,878
156,650	Amgen Inc. #	9,118,597
94,700	Baxter International Inc.	3,217,906
123,250	Biogen Idec Inc. #	4,253,358
446,950	Bristol-Myers Squibb Company	11,379,347
52,300	Caremarx Rx, Inc. #	2,080,494
54,900	Celgene Corporation #	1,869,345
26,000	Coventry Health Care, Inc. #	1,771,640
54,200	Genentech, Inc. #	3,068,262
46,900	Genzyme Corporation #	2,684,556
92,100	Gilead Sciences, Inc. #	3,297,180
94,800	GlaxoSmithKline plc, ADR	4,353,216
36,300	Guidant Corporation	2,682,570
259,650	Johnson & Johnson	17,438,094
116,450	Eli Lilly and Company	6,067,045
80,400	Medtronic Inc.	4,096,380
302,550	Merck & Co. Inc.	9,793,544
26,000	OSI Pharmaceuticals, Inc. #	1,074,840
705,750	Pfizer Inc.	18,540,053
116,850	Schering-Plough Corporation	2,120,828
32,150	Sepracor Inc. #	1,845,732
61,100	UnitedHealth Group Incorporated	5,827,718
33,400	WellPoint Inc. #	4,186,690
118,350	Wyeth	4,992,003

	Industrials - 10.5%
96,300	Automatic Data Processing, Inc.	4,328,685
88,200	The Boeing Company	5,156,172
88,050	Briggs & Stratton Corporation	3,205,901
44,500	Caterpillar Inc.	4,069,080
87,000	Cendant Corporation	1,786,980
49,000	CheckFree Corp #	1,997,240
27,500	Corporate Executive Board Company	1,758,625
114,650	Deluxe Corporation	4,569,949
68,900	Emerson Electric Co	4,473,677
40,300	First Data Corporation	1,584,193
932,350	General Electric Company	33,620,541
57,500	Genuine Parts Company	2,500,675
70,750	Graco Inc.	2,855,470
133,500	Honeywell International Inc.	4,967,535
69,050	Hubbell Incorporated, Class B #	3,528,455
26,000	Lockheed Martin Corporation	1,587,560
53,150	Manpower Inc.	2,313,088
41,700	Northrop Grumman Corporation	2,250,966
72,400	Pentair, Inc.	2,823,600
46,000	Raytheon Company	1,780,200
49,200	Republic Services Inc.	1,647,216
80,900	SPX Corporation	3,501,352
44,700	The Stanley Works	2,023,569
78,000	3M Co.	6,683,820
63,000	The Timken Company	1,722,420
175,350	Tyco International Ltd	5,926,830
57,000	United Parcel Service, Inc., Class B	4,146,180
53,800	United Technologies Corporation	5,469,308
115,550	Waste Management, Inc.	3,333,618
51,300	York International Corporation	2,009,934

	Information Technology - 23.9%
107,067	Activision Inc. #	1,584,587
58,950	Adobe Systems Incorporated	3,959,672
90,000	Advanced Micro Devices Inc. #	1,450,800
82,400	Altera Corporation #	1,629,872
102,300	Analog Devices, Inc.	3,697,122
331,300	Apple Computer, Inc. #	13,805,271
292,300	Applied Materials, Inc. #	4,749,875
72,000	Autodesk, Inc.	2,142,720
87,100	Broadcom Corporation, Class A #	2,606,032
881,900	Cisco Systems, Inc. #	15,777,191
73,400	Computer Associates International, Inc.	1,989,140
64,200	Cree Inc. #	1,396,350
257,100	Dell Inc. #	9,877,782
184,600	EMC Corporation #	2,274,272
399,600	eBay Inc. #	14,889,096
88,600	Electronic Arts Inc. (EA) #	4,587,708
87,200	Electronic Data Systems Corporation	1,802,424
56,950	FactSet Research Systems Inc.	1,879,920
47,200	Fair Isaac Corporation	1,625,568
61,800	Gentex Corporation	1,971,420
10,300	Google Inc., Class A #	1,859,253
50,800	Harris Corporation	1,658,620
258,700	Hewlett-Packard Company	5,675,878
1,060,350	Intel Corporation	24,631,931
142,500	International Business Machines Corporation (IBM)	13,021,650
49,700	International Rectifier Corporation #	2,261,350
73,500	Juniper Networks Inc. #	1,621,410
71,050	KLA-Tencor Corporation #	3,269,011
72,550	Linear Technology Corporation	2,779,391
499,450	Lucent Technologies Inc. #	1,373,488
53,300	Macromedia, Inc. #	1,785,550
146,850	Maxim Integrated Products, Inc.	6,001,760
66,350	McAfee Inc. #	1,496,856
1,805,950	Microsoft Corporation	43,649,812
256,300	Motorola, Inc.	3,836,811
109,850	National Semiconductor Corporation	2,264,009
97,500	Network Appliance Inc. #	2,696,850
866,000	Oracle Corporation #	10,807,680
608,650	QUALCOM Inc.	22,307,023
50,200	Research In Motion Limited #	3,836,284
25,600	Roper Industries Inc.	1,676,800
55,500	SAP AG, Sponsored ADR	2,224,440
76,500	Semtech Corporation #	1,367,055
185,600	Siebel Systems, Inc. #	1,694,528
43,800	Silicon Laboratories Inc. #	1,301,298
247,350	Symantec Corporation #	5,275,976
228,250	Texas Instruments Incorporated	5,818,093
138,600	VERITAS Software Corporation #	3,218,292
93,150	Veri Sign, Inc. #	2,673,405
131,150	Xilinx, Inc.	3,833,515
314,400	Yahoo! Inc. #	10,658,160
59,150	Marvell Technology Group Limited #	2,267,811

	Materials - 3.4%
39,000	Bowater Incorporated	1,469,130
147,700	The Dow Chemical Company	7,362,845
170,700	E.I. du Pont de Nemours and Company	8,746,668
49,050	Eastman Chemical Company	2,893,950
83,000	The Lubrizol Corporation	3,373,120
118,400	Lyondell Chemical Company	3,305,728
128,150	Olin Corporation	2,857,745
149,700	Packaging Corp of America	3,636,213
152,650	RPM International, Inc.	2,790,442
127,450	Sonoco Products Company	3,676,933
88,500	Worthington Industries, Inc.	1,706,280

	Telecommunication Services - 4.3%
245,900	BellSouth Corporation	6,464,711
151,050	Chunghwa Telecom Co., Ltd., Sponsored ADR	3,200,750
126,000	KT Corporation, Sponsored ADR	2,685,060
331,100	Nextel Communications, Inc., Class A #	9,409,862
132,000	Nokia Oyj, Sponsored ADR	2,036,760
482,800	SBC Communications Inc.	11,437,532
81,200	SK Telecom Company Limited, ADR	1,601,264
149,400	Sprint Corporation	3,398,850
352,400	Verizon Communications Inc.	12,510,200

	Utilities - 3.9%
64,400	AGL Resources Inc.	2,249,492
38,400	Ameren Corporation	1,881,984
179,450	Atmos Energy Corporation	4,845,150
476,250	Citizens Communications Company	6,162,675
89,750	Dayton Power & Light Company	2,243,750
181,250	Duke Energy Corporation	5,076,813
98,700	Duquesne Light Holdings Inc.	1,768,704
129,350	Great Plains Energy Incorporated	3,955,523
88,800	National Fuel Gas Company	2,538,792
122,400	NICOR Inc.	4,539,816
92,500	OGE Energy Corp	2,492,875
95,800	ONEOK Inc.	2,952,556
118,050	Pepco Holdings, Inc.	2,477,869
84,600	Piedmont Natural Gas Company, Inc.	1,949,175
42,100	Public Service Enterprise Group	2,289,810

	Total Common Stocks (cost $1,190,646,789)	1,170,998,008

Contracts	Description	Value

	PUT OPTIONS - 0.4%
1,100	On Mini - NDX 100 Index, expiring 4/16/05 at 135.0	5,500
1,230	On Mini - NDX 100 Index, expiring 4/16/05 at 137.5	6,150
233	On Nasdaq 100 Index, expiring 4/16/05 at 1350	8,737
1,045	On S&P 500 Index, expiring 4/16/05 at 1075	41,800
1,343	On S&P 500 Index, expiring 4/16/05 at 1100	80,580
1,230	On Mini - NDX 100 Index, expiring 5/21/05 at 135.0	61,500
510	On Nasdaq 100 Index, expiring 5/21/05 at 1350	242,250
2,232	On S&P 500 Index, expiring 5/21/05 at 1100	870,480
2,000	On Mini - NDX 100 Index, expiring 6/18/05 at 135.0	215,000
108	On Nasdaq 100 Index, expiring 6/18/05 at 1325	89,100
230	On Nasdaq 100 Index, expiring 6/18/05 at 1350	254,150
3,080	On Nasdaq Mini 100 Index, expiring 6/18/05 at 132.5	254,100
1,388	On S&P 500 Index, expiring 6/18/05 at 1100	1,054,880
1,370	On S&P 500 Index, expiring 6/18/05 at 1125	1,507,000

	Total Put Options (cost $5,505,864)	4,691,227

Principal
Amount (000)	Description	Value

	High Grade Short-Term Investments (cost $55,932,792) - 4.6%
$55,933	State Street Bank Euro Dollar Time Deposit, 2.400%, 4/01/05	55,932,792

	Total Investments (cost $1,252,085,445) - 100.8%	1,231,622,027

Contracts	Description	Value

CALL OPTIONS - (0.8)%*
(1,460)	On Mini - NDX 100 Index, expiring 4/16/05 at 152.5	(69,350)
(2,435)	On Mini - NDX 100 Index, expiring 4/16/05 at 155.0	(36,525)
(288)	On Nasdaq 100 Index, expiring 4/16/05 at 1525	(142,560)
(139)	On Nasdaq 100 Index, expiring 4/16/05 at 1550	(21,893)
(804)	On S&P 500 Index, expiring 4/16/05 at 1175	(1,238,160)
(2,233)	On S&P 500 Index, expiring 4/16/05 at 1200	(937,860)
(714)	On S&P 500 Index, expiring 4/16/05 at 1225	(49,980)
(4,215)	On Mini - NDX 100 Index, expiring 5/21/05 at 150.0	(1,348,800)
(985)	On Mini - NDX 100 Index, expiring 5/21/05 at 155.0	(131,005)
(164)	On Nasdaq 100 Index, expiring 5/21/05 at 1500	(519,060)
(290)	On Nasdaq 100 Index, expiring 5/21/05 at 1525	(603,200)
(163)	On Nasdaq 100 Index, expiring 5/21/05 at 1550	(208,640)
(791)	On S&P 500 Index, expiring 5/21/05 at 1175	(2,036,825)
(1,627)	On S&P 500 Index, expiring 5/21/05 at 1200	(2,115,100)
(791)	On S&P 500 Index, expiring 5/21/05 at 1225	(427,140)
(418)	On S&P 500 Index, expiring 6/18/05 at 1225	(438,900)

	Total Call Options (premiums received $26,129,759)	(10,324,998)

	Other Assets less Liabilities - (0.0)%	(117,296)

	Net Assets - 100%	$1,221,179,733

	Income Tax Information

	The following information is presented on an income tax basis. Differences between amounts for financial statement
	and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on
	security transactions.

	At March 31, 2005, the cost of investments was $1,252,085,445.

	Gross unrealized appreciation and gross unrealized depreciation of investments at March 31, 2005, were as
	follows:

	Gross unrealized:
	Appreciation	$22,108,955
	Depreciation	(42,572,373)

	Net unrealized appreciation (depreciation) of investments	($20,463,418)

#	Non-income producing.
*	The aggregate value of investments that covers outstanding call options is $1,149,195,926.

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Equity Premium Opportunity Fund

By (Signature and Title)*          /s/ Jessica R. Droeger--Vice President and Secretary

Date         05/27/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman--Chief Administrative Officer (principal executive officer)

Date         05/27/05

By (Signature and Title)*         /s/ Stephen D. Foy--Vice President and Controller (principal financial officer)

Date         05/27/05

* Print the name and title of each signing officer under his or her signature.